FINANCIAL INSTRUMENTS - Schedule of Gain (Loss) on Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ (16,672)	$ (2,616)
Realized gain/(loss) on derivative instruments	8,035	13,397
(Loss)/Gain on derivatives	$ (8,637)	$ 10,781